SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Jan. 31, 2025 USD ($) segment	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)
Segment Reporting [Abstract]
Sales and marketing	$ 94,969	$ 81,610	$ 101,046
General and administrative	48,547	44,174	53,301
Selling, general and administrative	$ 143,516	$ 125,784	$ 154,347
Number of reportable segments | segment	1
Number of operating segments | segment	1